SHAREHOLDERS' EQUITY (Schedule of Options Granted Resticted Share Unit) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
	Dec. 31, 2021 $ / shares shares
Number of RSUs
Outstanding at beginning of year | shares
Changes during the year:
Granted | shares	544,000
Forfeited | shares	(35,920)
Outstanding at end of year | shares	508,080	[1]
Weighted Average Grant Date Fair Value
Outstanding at beginning of year | $ / shares
Changes during the year:
Granted | $ / shares	35.44
Forfeited | $ / shares	34.87
Outstanding at end of year | $ / shares	$ 35.48	[1]

[1]	As of December 31, 2021, 262,540 RSUs were vested and were settled by issuance of respective shares at the beginning of January 2022.